Note 15 - Financial Instruments and Financial Risk Management - Financial Assets Measured at Fair Value (Details) - CAD ($)	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Cash	$ 27,988,471	$ 4,141,494
At fair value [member]
Statement Line Items [Line Items]
Cash	27,988,471	4,141,494
Level 1 of fair value hierarchy [member] | At fair value [member]
Statement Line Items [Line Items]
Cash	27,988,471	4,141,494
Level 2 of fair value hierarchy [member] | At fair value [member]
Statement Line Items [Line Items]
Cash	0	0
Level 3 of fair value hierarchy [member] | At fair value [member]
Statement Line Items [Line Items]
Cash	$ 0	$ 0